Income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before tax	€ (354,116)	€ (183,899)	€ (109,819)
Theoretical tax rate	25.00%	25.00%	25.00%
Tax benefit at theoretical rate	€ 88,529	€ 45,975	€ 27,455
Tax credits	873	1,584	1,794
Permanent differences	3,967	(16,275)	478
Other permanent differences	(6,905)	(860)	(975)
Temporary differences	(36)	(34)	(30)
Tax rate differences	138	100	83
Non recognition of deferred tax assets related to tax losses and temporary differences	(86,589)	(30,569)	(28,930)
Impairment loss of deferred tax asset		(234)	(481)
Actual income tax benefit	(22)	(313)	(607)
Current taxes	(124)	(305)	(62)
Deferred taxes	€ 102	€ (8)	€ (545)
Effective tax rate	0.04%	0.17%	0.06%
Deferred tax asset	€ 191	€ 217	€ 225
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	0	€ 0	€ 0
Forecast
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	0
Inventiva S.A
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	€ 0